Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Restricted Shares activity

		Weighted average
		grant-date fair
	Number of shares	value
Outstanding, December 31, 2020	739,026	313.88
Forfeited	(15,341)	43.01
Outstanding, December 31, 2021	723,685	319.62

Schedule of Options activity

		Weighted average
		grant-date fair
	Number of options	value
Outstanding, December 31, 2020	873,695	122.07
Forfeited	(49,054)	36.79
Outstanding, December 31, 2021	824,641	127.15

Schedule of allocated share-based compensation expenses

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Origination and servicing	21,279	346	4,033	633
General and administrative	35,162	8,717	5,115	803
Research and development	8,355	(2,970)	1,110	174
Total	64,796	6,093	10,258	1,610